Segment Information - Schedule of Reportable Segments Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets by Segment	$ 3,524,507	$ 1,485,196
Revenue by segment	7,546,437	6,352,886
Cost of sales by segment	5,532,983	4,329,070
Operating expenses	2,446,860	1,960,863
Operating (loss) income by segment	(433,406)	62,953
Renewable Systems Integration - Related Party [Member]
Assets by Segment	1,540,423	27,589
Revenue by segment	40,548	85,919
Cost of sales by segment	40,376	87,649
Operating expenses	565,700	261,118
Operating (loss) income by segment	(565,528)	(262,633)
Non-renewable Systems Integration [Member]
Assets by Segment	1,984,084	1,457,607
Revenue by segment	7,505,889	6,266,967
Cost of sales by segment	5,492,607	4,241,421
Operating expenses	1,881,160	1,699,745
Operating (loss) income by segment	$ 132,122	$ 325,586